CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common Stock Common Stock	Class A common stock subject to possible redemption Common Stock	Class A common stock subject to possible redemption	Class B common stock Common Stock	Additional Paid-in Capital Private placement warrants	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Rights	Additional Paid-in Capital	Accumulated Deficit	Private placement warrants	Public Warrants	Rights	Total
Balance at the beginning (in shares) at Dec. 31, 2021				2,300,000
Balance at the beginning at Dec. 31, 2021				$ 230				$ 24,770	$ (19,889)				$ 5,111
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of issuance costs					$ 3,040,000	$ 1,460,494	$ 3,894,923			$ 3,040,000	$ 1,460,494	$ 3,894,923
Issuance of Class A Common stock, net of issuance costs of $8,139,659 (in shares)		9,200,000
Issuance of Class A Common stock, net of issuance costs of $8,139,659		$ 77,893,526
Fair value of underwriter's overallotment options exercised								52,147					52,147
Deemed capital contribution by the Sponsor through transfer of Class B shares								2,508,632					2,508,632
Issuance of Representative Shares (in shares)	138,000
Issuance of Representative Shares	$ 14							622,868					622,882
Accretion to redemption value of Class A Common stock subject to possible redemption		15,026,474						$ (11,603,834)	(3,422,640)				(15,026,474)
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		$ 848,637							(848,637)				(848,637)
Net loss									(3,763,638)				(3,763,638)
Balance at the end (in shares) at Dec. 31, 2022		9,200,000	9,200,000
Balance at the end at Dec. 31, 2022		$ 93,768,637	$ 93,768,637
Balance at the end (in shares) at Dec. 31, 2022	138,000			2,300,000
Balance at the end at Dec. 31, 2022	$ 14			$ 230					(8,054,804)				(8,054,560)
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		3,434,458							(3,434,458)				(3,434,458)
Accretion to redemption value of Class A Common stock subject to possible redemption due to extension payments		$ 2,491,431	$ 2,491,431						(2,491,431)				(2,491,431)
Redemption of Class A common stock (in shares)		(1,961,875)
Redemption of Class A common stock		$ (20,961,169)
Net loss									(14,943,203)				(14,943,203)
Balance at the end (in shares) at Dec. 31, 2023		7,238,125	7,238,125
Balance at the end at Dec. 31, 2023		$ 78,733,357	$ 78,733,357
Balance at the end (in shares) at Dec. 31, 2023	138,000			2,300,000
Balance at the end at Dec. 31, 2023	$ 14			$ 230					$ (28,923,896)				$ (28,923,652)